UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:___
        This Amendment:           [  ] is a restatement
                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       SiVest Group, Inc.
Address:    111 N. Market Street, Suite 105
            San Jose, CA  95113

Form 13F File Number: 28-13609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:       Kevin Landis
Title:      President
Phone:      (408) 624-9534

Signature, Place, and Date of Signing

            /s/ Kevin Landis         Santa Clara, California    11/5/10
            -------------------      -----------------------    -------

Report Type (Check only one):

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                          ------------------

Form 13F Information Table Entry Total:              94
                                          ------------------

Form 13F Information Table Value Total:   $          178,596
                                          ------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

      COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------          ------------- --------- ----------- -------------------  ----------  -------- -----------------------
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------         -----------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc.        Common Stock  92342Y109  12,754.24   410,500    SH        SOLE                 410,500
Netflix, Inc.                  Common Stock  64110L106  11,740.38    72,400    SH        SOLE                  72,400
McAfee, Inc.                   Common Stock  579064106  11,125.00   235,400    SH        SOLE                 235,400
QUALCOMM, Inc.                 Common Stock  747525103  10,091.63   223,600    SH        SOLE                 223,600
Intel Corp.                    Common Stock  458140100   7,562.88   393,900    SH        SOLE                 393,900
Corning, Inc.                  Common Stock  219350105   6,861.58   375,360    SH        SOLE                 375,360
Intevac, Inc.                  Common Stock  461148108   5,900.90   589,500    SH        SOLE                 589,500
A123 Systems, Inc.             Common Stock  03739T108   5,759.64   642,100    SH        SOLE                 642,100
Broadcom Corp. - A             Common Stock  111320107   5,365.12   151,600    SH        SOLE                 151,600
Apple, Inc.                    Common Stock  037833100   4,994.00    17,600    SH        SOLE                  17,600
Equinix, Inc.                  Common Stock  29444U502   4,605.75    45,000    SH        SOLE                  45,000
Echelon Corp.                  Common Stock  27874N105   3,925.31   459,100    SH        SOLE                 459,100
MEMC Electronic Materials,
   Inc.                        Common Stock  552715104   3,804.03   319,130    SH        SOLE                 319,130
Microsoft Corp.                Common Stock  594918104   3,661.26   149,500    SH        SOLE                 149,500
TiVo, Inc.                     Common Stock  888706108   3,582.32   395,400    SH        SOLE                 395,400
Ctrip.com International, Ltd.  Common Stock  22943F100   3,461.88    72,500    SH        SOLE                  72,500
Akamai Technologies, Inc.      Common Stock  00971T101   3,116.18    62,100    SH        SOLE                  62,100
FLIR Systems, Inc.             Common Stock  302445101   3,006.90   117,000    SH        SOLE                 117,000
51job, Inc.                    Common Stock  316827104   2,986.36    79,700    SH        SOLE                  79,700
Clearwire Corp.                Common Stock  18538Q105   2,895.41   357,900    SH        SOLE                 357,900
Baidu.com, Inc.                Common Stock  056752108   2,893.88    28,200    SH        SOLE                  28,200
Google, Inc.                   Common Stock  38259P508   2,660.50     5,060    SH        SOLE                   5,060
SanDisk Corp.                  Common Stock  80004C101   2,613.15    71,300    SH        SOLE                  71,300
Newport Corp.                  Common Stock  651824104   2,460.78   217,000    SH        SOLE                 217,000
Shanda Interactive
   Entertainment, Ltd.         Common Stock  81941Q203   2,349.00    60,000    SH        SOLE                  60,000
JA Solar Holdings Co Ltd.      Common Stock  466090107   2,303.58   246,900    SH        SOLE                 246,900
Activision Blizzard, Inc.      Common Stock  00507V109   2,159.67   199,600    SH        SOLE                 199,600
Seagate Technology, Inc.       Common Stock  G7945J104   2,072.40   176,000    SH        SOLE                 176,000
Marvell Technology Group Ltd.  Common Stock  G5876H105   2,029.41   115,900    SH        SOLE                 115,900
Internet Brands, Inc           Common Stock  460608102   1,992.00   150,000    SH        SOLE                 150,000
DG FastChannel, Inc            Common Stock  23326R109   1,957.50    90,000    SH        SOLE                  90,000
Ericsson                       Common Stock  294821608   1,949.37   177,700    SH        SOLE                 177,700
Entropic Communications, Inc.  Common Stock  29384R105   1,797.12   187,200    SH        SOLE                 187,200
VeriSign, Inc.                 Common Stock  92343E102   1,577.48    49,700    SH        SOLE                  49,700
Cavium Networks, Inc.          Common Stock  14965A101   1,438.00    50,000    SH        SOLE                  50,000
Semiconductor Manufacturing
   International Corp.         Common Stock  81663N206   1,420.00   400,000    SH        SOLE                 400,000
Koninklijke (Royal) Philips
   Electronics N.V.            Common Stock  500472303   1,404.83    44,854    SH        SOLE                  44,854
ARM Holdings, PLC              ADS           G0483X122   1,313.20    70,000    SH        SOLE                  70,000
Citrix Systems, Inc.           Common Stock  177376100   1,282.91    18,800    SH        SOLE                  18,800
Shutterfly, Inc.               Common Stock  82568P304   1,255.80    48,300    SH        SOLE                  48,300
CIENA Corp.                    Common Stock  171779309   1,191.11    76,500    SH        SOLE                  76,500
LivePerson, Inc.               Common Stock  538146101   1,176.00   140,000    SH        SOLE                 140,000
Cisco Systems, Inc.            Common Stock  17275R102   1,130.04    51,600    SH        SOLE                  51,600
LG Display Co., Ltd            Common Stock  50186V102   1,112.67    63,800    SH        SOLE                  63,800
LogMeIn, Inc.                  Common Stock  54142L109   1,079.40    30,000    SH        SOLE                  30,000
Nokia Corp. - ADR              ADR           654902204   1,044.12   104,100    SH        SOLE                 104,100
Synaptics, Inc.                Common Stock  87157D109   1,041.18    37,000    SH        SOLE                  37,000
Oracle Corp.                   Common Stock  68389X105   1,020.30    38,000    SH        SOLE                  38,000
Micron Technology, Inc.        Common Stock  595112103     838.52   116,300    SH        SOLE                 116,300
Skyworks Solutions, Inc.       Common Stock  83088M102     781.33    37,800    SH        SOLE                  37,800
ValueClick, Inc.               Common Stock  92046N102     736.40    56,300    SH        SOLE                  56,300
comScore, Inc.                 Common Stock  20564W105     698.54    29,700    SH        SOLE                  29,700
Suntech Power Holdings Co.,
   Ltd - ADR                   ADR           86800C104     661.50    68,620    SH        SOLE                  68,620
Sycamore Networks              Common Stock  871206405     648.20    20,000    SH        SOLE                  20,000
VistaPrint Ltd.                Common Stock  N93540107     637.73    16,500    SH        SOLE                  16,500
Digital River, Inc             Common Stock  25388B104     585.49    17,200    SH        SOLE                  17,200
Giant Interactive Group, Inc.  Common Stock  374511103     545.70    85,000    SH        SOLE                  85,000
Taleo Corp.                    Common Stock  87424N104     498.63    17,200    SH        SOLE                  17,200
NICE-Systems, Ltd.             Common Stock  653656108     497.51    15,900    SH        SOLE                  15,900
Electronic Arts, Inc.          Common Stock  285512109     467.11    28,400    SH        SOLE                  28,400
Websense, Inc.                 Common Stock  947684106     443.50    25,000    SH        SOLE                  25,000
Novell, Inc.                   Common Stock  670006105     439.39    73,600    SH        SOLE                  73,600
Hewlett-Packard Company        Common Stock  428236103     420.70    10,000    SH        SOLE                  10,000
GT Solar International, Inc.   Common Stock  3623E0209     392.55    46,900    SH        SOLE                  46,900
Microvision, Inc.              Common Stock  594960106     328.72   150,100    SH        SOLE                 150,100
Motricity, Inc                 Common Stock  620107102     300.25    25,000    SH        SOLE                  25,000
NVIDIA Corp.                   Common Stock  67066G104     292.05    25,000    SH        SOLE                  25,000
Trina Solar Limited - Spon ADR Common Stock  89628E104     289.73     9,600    SH        SOLE                   9,600
BigBand Networks, Inc          Common Stock  089750509     284.00   100,000    SH        SOLE                 100,000
Yingli Green Energy Holding
   Company - ADR               Common Stock  98584B103     276.80    20,000    SH        SOLE                  20,000
Solarfun Power Holdings Co.,
   Ltd.                        Common Stock  83415U108     268.26    20,400    SH        SOLE                  20,400
CommVault Systems, Inc         Common Stock  204166102     260.30    10,000    SH        SOLE                  10,000
SunPower Corp. - Class B       Common Stock  867652307     235.62    17,000    SH        SOLE                  17,000
Wave Systems Corp.             Common Stock  943526301     224.00   100,000    SH        SOLE                 100,000
NFLX Jan 2011 155.000 put      Put           Put           209.56       124        PUT   SOLE                     124
Amtech Systems, Inc.           Common Stock  032332504     190.38    10,600    SH        SOLE                  10,600
Akamai Jan 2011 46.000 put     Put           Put           147.84       462        PUT   SOLE                     462
Power-One, Inc.                Common Stock  739308104     142.71    15,700    SH        SOLE                  15,700
FormFactor, Inc.               Common Stock  346375108     129.00    15,000    SH        SOLE                  15,000
BIDU Jan 2011 91.000 put       Put           Put           126.00       200        PUT   SOLE                     200
PAY Jan 2011 28.000 put        Put           Put           125.00       500        PUT   SOLE                     500
SanDisk January 2011 40 Put    Put           PUT           116.60       220        PUT   SOLE                     220
Phillips January 2011 30 Put   Put           PUT            88.00       400        PUT   SOLE                     400
Ericsson January 2011 10 Put   Put           PUT            70.74     1,179        PUT   SOLE                   1,179
Symantec Oct. $14 Call         Call          Call           60.00       500        CALL  SOLE                     500
Orion Energy Systems, Inc.     Common Stock  686275108      44.38    14,000    SH        SOLE                  14,000
Metalico, Inc.                 Common Stock  591176102      44.05    11,500    SH        SOLE                  11,500
ASML Jan 2011 30.000 call      Call          Call           43.00       200        CALL  SOLE                     200
Activision January 10 Put      Put           PUT            40.00     1,000        PUT   SOLE                   1,000
Verifone January 2011 $20 Put  Put           PUT            24.00       600        PUT   SOLE                     600
Applied Materials Oct. $12
   Call                        Call          Call            4.50       300        PUT   SOLE                     300
JA Solar December 4 Put        Put           PUT             4.50       900        PUT   SOLE                     900
JASO Dec 2010 6.000 put        Put           Put             4.50       900        PUT   SOLE                     900
HPQ Oct 2010 40.000 put        Put           Put             2.50       100        PUT   SOLE                     100
                                                    94 178,595.92